Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2035 Fund	May 30, 2024
Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	9.46%
Annual Return 2017	20.40%
Annual Return 2018	(6.72%)
Annual Return 2019	25.01%
Annual Return 2020	15.56%
Annual Return 2021	13.80%
Annual Return 2022	(17.57%)
Annual Return 2023	17.31%
Fidelity Freedom Index 2035 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020